Short-Term Debt (Narrative) (Details)	Nov. 01, 2017 USD ($)	Aug. 01, 2017 USD ($)	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015
Line of Credit Facility [Line Items]
Debt to EBITDA ratio (greater than)			3.0
Ratio of net indebtedness to EBITDA, debt covenant			3.80	4.02	4.05	4.12	4.21	4.08	4.40	4.80	4.40	4.56	4.61	4.62
Revolving Credit Facility [Member] | Bank Of America, N.A. [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount		$ 25,000,000
Revolving Credit Facility [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing amount	$ 25,000,000
Revolving Credit Facility [Member] | LIBOR [Member] | Bank Of America, N.A. [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)		2.50%
Revolving Credit Facility [Member] | LIBOR [Member] | JPMorgan Chase Bank N.A. [Member]
Line of Credit Facility [Line Items]
Debt instrument, basis spread on variable rate (as a percent)	2.25%
Line of Credit [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Ratio of net indebtedness to EBITDA, debt covenant			0.75